Label	Element	Value
Invesco Emerging Markets Local Debt Fund | Invesco Emerging Markets Local Debt Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco Emerging Markets Local Debt Fund
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock	The Average Annual Total Returns table appearing under the heading “Performance Information" in the prospectuses is replaced in its entirety as set forth below.
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index to the Bloomberg Global Aggregate ex-US Index to reflect that the Bloomberg Global Aggregate ex-US Index can be considered more broadly representative of the overall applicable securities market.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Emerging Markets Local Debt Fund | JP Morgan Government Bond Index – Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.70%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.14%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.09%	[1]
Invesco Emerging Markets Local Debt Fund | Bloomberg Global Aggregate ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.72%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.56%)	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.79%)	[1]

[1]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index to the Bloomberg Global Aggregate ex-US Index to reflect that the Bloomberg Global Aggregate ex-US Index can be considered more broadly representative of the overall applicable securities market.